Investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [Line Items]
Impairment charges			¥ 42,000,000
Yibon [Member]
Investments [Line Items]
Percentage of interest rate	30.00%